Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 59,523		$ 59,523		$ 15,406
Total current liabilities	1,337,836		1,337,836		585,506	146,602
Net loss	$ 673,161	$ 379,119	$ 1,907,501	$ 454,416	$ 1,789,167	$ 13,079